ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCKS - 93.9%
	ADVERTISING - 0.8%
44	Interpublic Group of Cos., Inc. (The)	$ 712

	AEROSPACE/DEFENSE - 0.2%
6	Hexcel Corp.	223

	AGRICULTURE - 0.3%
12	Darling Ingredients, Inc. *	230

	AIRLINES - 0.3%
30	JetBlue Airways Corp. *	269

	APPAREL - 1.4%
3	Carter's, Inc.	197
2	Deckers Outdoor Corp. *	268
5	Ralph Lauren Corp.	334
12	Skechers U.S.A., Inc. *	285
16	Tapestry, Inc.	207
		1,291
	AUTO PARTS & EQUIPMENT - 2.2%
10	Allison Transmission Holdings, Inc.	326
8	Autoliv, Inc.	368
18	BorgWarner, Inc.	439
4	Lear Corp.	325
4	WABCO Holdings, Inc. *	540
		1,998
	BANKS - 1.1%
8	CIT Group, Inc.	138
10	PacWest Bancorp	179
4	Signature Bank	322
14	Zions Bancorp	375
		1,014
	BEVERAGES - 0.7%
15	Molson Coors Beverage Co.	585

	BIOTECHNOLOGY - 1.5%
7	ACADIA Pharmaceuticals, Inc. *	296
7	Arrowhead Pharmaceuticals, Inc. *	201
31	Exelixis, Inc. *	534
6	Ionis Pharmaceuticals, Inc. *	284
		1,315
	BUILDING MATERIALS - 1.7%
10	Fortune Brands Home & Security, Inc.	433
19	MDU Resources Group, Inc.	409
10	Owens Corning	388
4	Trex Co., Inc. *	321
		1,551
	CHEMICALS - 2.7%
8	Albemarle Corp.	451
4	Ashland Global Holdings, Inc.	200
6	Celanese Corp.	440
13	CF Industries Holdings, Inc.	354
16	Huntsman Corp.	231
9	RPM International, Inc.	536
5	WR Grace & Co.	178
		2,390
	COMMERCIAL SERVICES - 4.0%
8	Booz Allen Hamilton Holding Corp.	549
3	Bright Horizons Family Solutions, Inc. *	306
4	Brink's Co. (The)	208
9	Chegg, Inc. *	322
4	Euronet Worldwide, Inc. *	343
6	ManpowerGroup, Inc.	318
3	Paylocity Holding Corp. *	265
13	Quanta Services, Inc.	413
9	Robert Half International, Inc.	340
8	ServiceMaster Global Holdings, Inc. *	216
3	WEX, Inc. *	314
		3,594
	COMPUTERS - 1.7%
21	DXC Technology Co.	274
4	MAXIMUS, Inc.	233
18	NetApp, Inc.	750
17	Pure Storage, Inc. *	209
		1,466
	DISTRIBUTION/WHOLESALE - 1.6%
14	HD Supply Holdings, Inc. *	398
21	LKQ Corp. *	431
3	Pool Corp.	590
		1,419
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
7	E*TRADE Financial Corp.	240
9	Eaton Vance Corp.	290
8	Legg Mason, Inc.	391
8	LPL Financial Holdings, Inc.	435
13	Raymond James Financial, Inc.	822
10	SEI Investments Co.	463
		2,641
	ELECTRIC - 2.1%
6	Hawaiian Electric Industries, Inc.	258
3	IDACORP, Inc.	263
13	OGE Energy Corp.	399
6	Pinnacle West Capital Corp.	455
10	Portland General Electric Co.	479
		1,854
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
3	Acuity Brands, Inc.	257
4	Generac Holdings, Inc. *	373
3	Universal Display Corp.	395
		1,025
	ELECTRONICS - 4.4%
7	Arrow Electronics, Inc. *	363
9	FLIR Systems, Inc.	287
19	Gentex Corp.	421
4	Hubbell, Inc.	459
13	Jabil, Inc.	320
10	National Instruments Corp.	331
7	PerkinElmer, Inc.	527
4	SYNNEX Corp.	292
3	Tech Data Corp. *	393
15	Trimble, Inc. *	478
		3,871
	ENERGY-ALTERNATE SOURCES - 0.7%
8	First Solar, Inc. *	289
4	SolarEdge Technologies, Inc. *	328
		617
	ENGINEERING & CONSTRUCTION - 1.0%
12	AECOM *	358
4	EMCOR Group, Inc.	245
8	MasTec, Inc. *	262
		865
	ENTERTAINMENT - 0.2%
1	Madison Square Garden Co. (The) *	211

	ENVIRONMENTAL CONTROL - 0.3%
5	Stericycle, Inc. *	243

	FOOD - 1.2%
5	Ingredion, Inc.	378
2	Lancaster Colony Corp.	289
5	Post Holdings, Inc. *	415
		1,082
	FOOD SERVICE - 0.6%
26	Aramark	519

	HAND/MACHINE TOOLS - 0.8%
2	MSA Safety, Inc.	202
5	Snap-on, Inc.	544
		746
	HEALTHCARE - PRODUCTS - 5.2%
3	ABIOMED, Inc. *	435
2	Bio-Techne Corp.	379
12	Bruker Corp.	430
12	DENTSPLY SIRONA, Inc.	466
5	Globus Medical, Inc. *	213
3	Haemonetics Corp. *	299
5	Hill-Rom Holdings, Inc.	503
5	Insulet Corp. *	828
5	Integra LifeSciences Holdings Corp. *	223
3	Masimo Corp. *	531
2	Penumbra, Inc. *	323
		4,630
	HEALTHCARE - SERVICES - 4.5%
7	Catalent, Inc. *	364
3	Charles River Laboratories International, Inc. *	379
9	Encompass Health Corp.	576
2	LHC Group, Inc. *	280
5	Molina Healthcare, Inc. *	699
7	Syneos Health, Inc. *	276
3	Teladoc Health, Inc. *	465
10	Universal Health Services, Inc.	991
		4,030
	HOME BUILDERS - 0.7%
28	PulteGroup, Inc.	625

	HOME FURNISHINGS - 0.9%
7	Dolby Laboratories, Inc.	379
10	Leggett & Platt, Inc.	267
4	Tempur Sealy International, Inc. *	175
		821
	HOUSEWARES - 0.5%
32	Newell Brands, Inc.	425

	INSURANCE - 10.9%
12	American Financial Group, Inc.	841
9	Assurant, Inc.	937
32	Fidelity National Financial, Inc.	796
12	First American Financial Corp.	509
13	Globe Life, Inc.	936
10	Kemper Corp.	744
26	Lincoln National Corp.	684
29	Loews Corp.	1,010
40	MGIC Investment Corp.	254
37	Old Republic International Corp.	564
23	Radian Group, Inc.	298
8	Reinsurance Group of America, Inc.	673
25	Unum Group	375
20	WR Berkley Corp.	1,043
		9,664
	INTERNET - 2.9%
7	Etsy, Inc. *	269
16	Expedia Group, Inc.	900
5	F5 Networks, Inc. *	533
5	Grubhub, Inc. *	204
14	TripAdvisor, Inc.	243
12	Zillow Group, Inc. *	432
		2,581
	INVESTMENT COMPANIES - 0.4%
32	Ares Capital Corp.	345

	IRON/STEEL - 1.1%
6	Reliance Steel & Aluminum Co.	526
18	Steel Dynamics, Inc.	406
		932
	LEISURE TIME - 0.6%
7	Brunswick Corp.	248
5	Polaris, Inc.	241
		489
	MACHINERY - CONSTRUCTION & MINING - 0.8%
7	BWX Technologies, Inc.	341
6	Oshkosh Corp.	386
		727
	MACHINERY - DIVERSIFIED - 2.6%
7	AGCO Corp.	331
4	Crane Co.	197
3	Curtiss-Wright Corp.	277
8	Flowserve Corp.	191
11	Graco, Inc.	536
4	Middleby Corp. (The) *	228
4	Nordson Corp.	540
		2,300
	MEDIA - 1.7%
2	FactSet Research Systems, Inc.	521
12	Liberty Media Corp. - Liberty Formula One *	327
8	New York Times Co. (The)	246
43	News Corp.	386
		1,480
	MISCELLANEOUS MANUFACTURING - 2.7%
10	AO Smith Corp.	378
5	AptarGroup, Inc.	498
4	Carlisle Cos., Inc.	501
10	Donaldson Co., Inc.	386
6	ITT, Inc.	272
13	Textron, Inc.	347
		2,382
	OFFICE/BUSINESS EQUIPMENT - 0.3%
16	Xerox Holdings Corp.	303

	OIL & GAS - 1.6%
28	Cabot Oil & Gas Corp.	481
12	Diamondback Energy, Inc.	314
8	Helmerich & Payne, Inc.	125
16	HollyFrontier Corp.	392
25	Parsley Energy, Inc.	143
		1,455
	OIL & GAS SERVICES - 0.3%
28	National Oilwell Varco, Inc.	275

	PACKAGING & CONTAINERS - 1.6%
8	Crown Holdings, Inc. *	464
20	Graphic Packaging Holding Co.	244
8	Packaging Corp. of America	695
		1,403
	PHARMACEUTICALS - 1.2%
7	Neurocrine Biosciences, Inc. *	606
5	PRA Health Sciences, Inc. *	415
		1,021
	PRIVATE EQUITY - 0.8%
20	Apollo Global Management, Inc.	670

	REAL ESTATE - 0.5%
4	Jones Lang LaSalle, Inc.	404

	RETAIL - 4.1%
4	Advance Auto Parts, Inc.	373
4	Casey's General Stores, Inc.	530
12	Darden Restaurants, Inc.	654
2	Five Below, Inc. *	141
14	Genuine Parts Co.	943
9	Tractor Supply Co.	761
6	Williams-Sonoma, Inc.	255
		3,657
	SEMICONDUCTORS - 4.8%
5	Cirrus Logic, Inc. *	328
6	Cree, Inc. *	213
23	Cypress Semiconductor Corp.	536
9	Entegris, Inc.	403
4	MKS Instruments, Inc.	326
2	Monolithic Power Systems, Inc.	335
35	ON Semiconductor Corp. *	435
8	Qorvo, Inc. *	645
3	Silicon Laboratories, Inc. *	256
14	Teradyne, Inc.	758
		4,235
	SOFTWARE - 2.2%
9	ACI Worldwide, Inc. *	217
5	Aspen Technology, Inc. *	475
3	Guidewire Software, Inc. *	238
3	J2 Global, Inc.	225
21	Nuance Communications, Inc. *	352
7	PTC, Inc. *	428
		1,935
	TELECOMMUNICATIONS - 2.0%
15	Ciena Corp. *	597
7	GCI Liberty, Inc. *	399
31	Juniper Networks, Inc.	593
4	ViaSat, Inc. *	144
		1,733
	TOYS/GAMES/HOBBIES - 1.0%
13	Hasbro, Inc.	930

	TRANSPORTATION - 2.3%
8	CH Robinson Worldwide, Inc.	530
9	JB Hunt Transport Services, Inc.	830
13	Knight-Swift Transportation Holdings, Inc.	426
3	Landstar System, Inc.	288
		2,074

	TOTAL COMMON STOCKS (Cost - $113,078)	83,257

	SHORT-TERM INVESTMENT - 27.1%
	MONEY MARKET FUND - 27.1%
24,016	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.21% (a)(Cost - $24,016)	24,016

	TOTAL INVESTMENTS - 121.0% (Cost - $137,094)	$ 107,273
	OTHER ASSETS LESS LIABILITIES - NET - (21.0)%	(18,646)
	TOTAL NET ASSETS - 100.0%	$ 88,627

*	Non-income producing security.
(a)	Money market rate shown represents the rate at March 31, 2020.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCKS - 99.0%
	AEROSPACE/DEFENSE - 0.4%
40	Ducommun, Inc. *	$ 994
84	Moog, Inc.	4,245
21	National Presto Industries, Inc.	1,487
		6,726
	AGRICULTURE - 0.6%
75	Alico, Inc.	2,328
380	S&W Seed Co. *	768
155	Universal Corp.	6,853
		9,949
	AIRLINES - 0.8%
491	Hawaiian Holdings, Inc.	5,126
547	Mesa Air Group, Inc. *	1,800
284	SkyWest, Inc.	7,438
		14,364
	APPAREL - 0.2%
76	Rocky Brands, Inc.	1,471
149	Tandy Leather Factory, Inc. *	536
92	Unifi, Inc. *	1,063
22	Weyco Group, Inc.	444
		3,514
	AUTO MANUFACTURERS - 0.2%
396	Wabash National Corp.	2,859

	AUTO PARTS & EQUIPMENT - 1.8%
665	China Automotive Systems, Inc. *	1,157
370	Cooper Tire & Rubber Co.	6,031
1,147	Dana, Inc.	8,958
443	Goodyear Tire & Rubber Co. (The)	2,578
276	Methode Electronics, Inc.	7,295
81	Miller Industries, Inc.	2,291
130	Motorcar Parts of America, Inc. *	1,635
		29,945
	BANKS - 16.4%
82	American River Bankshares	707
12	Bank of Princeton (The)	279
942	Bank OZK	15,731
440	BankUnited, Inc.	8,228
105	Bar Harbor Bankshares	1,814
132	Capstar Financial Holdings, Inc.	1,305
52	CBM Bancorp, Inc. *	602
279	CenterState Bank Corp.	4,807
157	Civista Bancshares, Inc.	2,349
18	Codorus Valley Bancorp, Inc.	290
10	Community Financial Corp. (The)	221
56	County Bancorp, Inc.	1,036
435	Customers Bancorp, Inc. *	4,755
168	Financial Institutions, Inc.	3,048
379	First Busey Corp.	6,485
55	First Business Financial Services, Inc.	853
525	First Financial Bancorp	7,828
128	First Financial Corp.	4,316
564	First Midwest Bancorp, Inc.	7,465
90	First Northwest Bancorp	978
1,548	FNB Corp.	11,409
526	Great Western Bancorp, Inc.	10,772
567	Hancock Whitney Corp.	11,068
363	Hanmi Financial Corp.	3,939
374	Heartland Financial USA, Inc.	11,295
120	HomeStreet, Inc.	2,668
1,237	Hope Bancorp, Inc.	10,168
147	Howard Bancorp, Inc. *	1,596
319	IBERIABANK Corp.	11,535
315	Lakeland Bancorp, Inc.	3,405
115	LCNB Corp.	1,449
79	Mackinac Financial Corp.	826
12	Middlefield Banc Corp.	190
213	Midland States Bancorp, Inc.	3,725
100	MidWestOne Financial Group, Inc.	2,094
1,096	Old National Bancorp	14,456
10	Old Point Financial Corp.	151
45	OP Bancorp	336
517	Opus Bank	8,960
168	Orrstown Financial Services, Inc.	2,313
633	PacWest Bancorp	11,343
135	PCB Bancorp	1,320
144	Peapack Gladstone Financial Corp.	2,585
165	Peoples Bancorp, Inc.	3,655
45	Premier Financial Bancorp, Inc.	558
230	Renasant Corp.	5,023
137	Riverview Financial Corp.	886
278	Sandy Spring Bancorp, Inc.	6,294
12	SB Financial Group, Inc.	133
25	SB One Bancorp	425
112	Select Bancorp, Inc. *	855
321	Simmons First National Corp.	5,906
120	SmartFinancial, Inc.	1,825
237	Southern National Bancorp of Virginia, Inc.	2,332
1,435	Umpqua Holdings Corp.	15,642
53	United Bancshares, Inc.	861
265	United Bankshares, Inc.	6,116
259	Univest Financial Corp.	4,227
773	Webster Financial Corp.	17,702
197	WesBanco, Inc.	4,669
		277,809
	BEVERAGES - 0.0% **
8	Coffee Holding Co., Inc. *	19

	BIOTECHNOLOGY - 1.7%
300	Harvard Bioscience, Inc. *	663
841	Innoviva, Inc. *	9,890
808	PDL BioPharma, Inc. *	2,279
174	United Therapeutics Corp. *	16,500
		29,332
	BUILDING MATERIALS - 0.6%
199	Apogee Enterprises, Inc.	4,143
421	Griffon Corp.	5,326
243	LSI Industries, Inc.	919
		10,388
	CHEMICALS - 0.8%
61	Hawkins, Inc.	2,172
196	Minerals Technologies, Inc.	7,107
28	Oil-Dri Corp. of America	936
347	PQ Group Holdings, Inc. *	3,782
		13,997
	COAL - 0.2%
268	Warrior Met Coal, Inc.	2,846

	COMMERCIAL SERVICES - 3.6%
214	Aaron's, Inc.	4,875
234	ABM Industries, Inc.	5,700
476	Acacia Research Corp. *	1,057
81	American Public Education, Inc. *	1,938
684	BrightView Holdings, Inc. *	7,565
172	CAI International, Inc. *	2,432
61	Carriage Services, Inc.	985
156	DLH Holdings Corp. *	657
419	Emerald Holding, Inc.	1,085
156	Ennis, Inc.	2,930
180	GP Strategies Corp. *	1,172
77	Heidrick & Struggles International, Inc.	1,733
299	Herc Holdings, Inc. *	6,118
465	Hertz Global Holdings, Inc. *	2,874
419	Kelly Services, Inc.	5,317
108	Korn Ferry	2,627
139	Macquarie Infrastructure Corp.	3,510
146	Resources Connection, Inc.	1,602
424	TrueBlue, Inc. *	5,410
28	Vectrus, Inc. *	1,159
		60,746
	COMPUTERS - 2.3%
16	Data I/O Corp. *	45
325	Insight Enterprises, Inc. *	13,692
56	Key Tronic Corp. *	163
762	NetScout Systems, Inc. *	18,037
91	NetSol Technologies, Inc. *	228
237	Sykes Enterprises, Inc. *	6,427
		38,592
	COSMETICS/PERSONAL CARE - 0.5%
337	Edgewell Personal Care Co. *	8,115

	DISTRIBUTION/WHOLESALE - 2.2%
234	Core-Mark Holding Co., Inc.	6,685
36	Educational Development Corp.	167
979	G-III Apparel Group Ltd. *	7,538
174	Houston Wire & Cable Co. *	381
625	KAR Auction Services, Inc.	7,500
232	ScanSource, Inc. *	4,962
434	WESCO International, Inc. *	9,917
		37,150
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
9	Altisource Portfolio Solutions SA *	69
34	Associated Capital Group, Inc.	1,040
471	Boston Private Financial Holdings, Inc.	3,368
20	Consumer Portfolio Services, Inc. *	27
256	Encore Capital Group, Inc. *	5,985
683	EZCORP, Inc. *	2,848
29	First Western Financial, Inc. *	387
749	Legg Mason, Inc.	36,589
27	Marlin Business Services Corp.	302
59	Nicholas Financial, Inc. *	345
1,395	On Deck Capital, Inc. *	2,148
269	Oppenheimer Holdings, Inc.	5,315
81	Regional Management Corp. *	1,106
		59,529
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
116	Belden, Inc.	4,185
52	Encore Wire Corp.	2,183
48	Powell Industries, Inc.	1,232
100	Ultralife Corp. *	520
		8,120
	ELECTRONICS - 3.0%
325	Avnet, Inc.	8,158
200	Aware, Inc. *	570
61	Bel Fuse, Inc.	594
228	Kimball Electronics, Inc. *	2,490
382	Knowles Corp. *	5,111
521	Sanmina Corp. *	14,213
836	TTM Technologies, Inc. *	8,644
437	Vishay Intertechnology, Inc.	6,297
74	Vishay Precision Group, Inc. *	1,486
832	ZAGG, Inc. *	2,588
		50,151
	ENERGY-ALTERNATE SOURCES - 0.2%
266	FutureFuel Corp.	2,998

	ENGINEERING & CONSTRUCTION - 1.3%
190	Aegion Corp. *	3,407
236	Dycom Industries, Inc. *	6,053
70	Limbach Holdings, Inc. *	200
237	Mistras Group, Inc. *	1,010
160	MYR Group, Inc. *	4,190
244	Primoris Services Corp.	3,880
283	Sterling Construction Co., Inc. *	2,689
20	VSE Corp.	328
		21,757
	ENTERTAINMENT - 0.1%
60	Golden Entertainment, Inc. *	397
104	RCI Hospitality Holdings, Inc.	1,037
		1,434
	ENVIRONMENTAL CONTROL - 0.1%
303	CECO Environmental Corp. *	1,415
152	Quest Resource Holding Corp. *	178
		1,593
	FOOD - 1.6%
512	B&G Foods, Inc.	9,262
24	Ingles Markets, Inc.	868
1	Natural Grocers by Vitamin Cottage, Inc.	9
216	Tootsie Roll Industries, Inc.	7,778
31	TreeHouse Foods, Inc. *	1,369
60	Village Super Market, Inc.	1,475
140	Weis Markets, Inc.	5,832
		26,593
	FOREST PRODUCTS & PAPER - 1.7%
170	Clearwater Paper Corp. *	3,708
446	Domtar Corp.	9,651
276	PH Glatfelter Co.	3,373
90	Schweitzer-Mauduit International, Inc.	2,504
781	Verso Corp. *	8,810
		28,046
	HAND/MACHINE TOOLS - 0.6%
46	Hurco Cos., Inc.	1,339
67	LS Starrett Co. (The) *	217
125	Regal Beloit Corp.	7,869
		9,425
	HEALTHCARE - PRODUCTS - 1.3%
720	Accuray, Inc. *	1,368
39	CryoLife, Inc. *	660
110	FONAR Corp. *	1,608
33	Luminex Corp.	908
63	Natus Medical, Inc. *	1,457
267	OraSure Technologies, Inc. *	2,873
513	Patterson Cos., Inc.	7,844
9	Utah Medical Products, Inc.	846
162	Varex Imaging Corp. *	3,679
		21,243
	HEALTHCARE - SERVICES - 0.9%
741	MEDNAX, Inc. *	8,625
18	Psychemedics Corp.	109
433	Select Medical Holdings Corp. *	6,495
		15,229
	HOME BUILDERS - 6.2%
493	Beazer Homes USA, Inc. *	3,175
362	Century Communities, Inc. *	5,253
883	Green Brick Partners, Inc. *	7,108
569	KB Home	10,299
91	LGI Homes, Inc. *	4,109
353	M/I Homes, Inc. *	5,835
631	MDC Holdings, Inc.	14,639
467	Meritage Homes Corp. *	17,050
1,637	Taylor Morrison Home Corp. *	18,007
218	Thor Industries, Inc.	9,195
1,214	TRI Pointe Group, Inc. *	10,647
		105,317
	HOME FURNISHINGS - 0.3%
896	Daktronics, Inc.	4,417
90	Hooker Furniture Corp.	1,405
		5,822
	HOUSEHOLD PRODUCTS/WARES - 1.2%
1,455	ACCO Brands Corp.	7,348
346	Central Garden & Pet Co. *	8,847
243	Quanex Building Products Corp.	2,449
56	Spectrum Brands Holdings, Inc.	2,037
		20,681
	INSURANCE - 7.8%
277	Ambac Financial Group, Inc. *	3,418
955	American Equity Investment Life Holding Co.	17,954
159	American National Insurance Co.	13,098
1,158	CNO Financial Group, Inc.	14,348
285	Employers Holdings, Inc.	11,545
7,332	Genworth Financial, Inc. *	24,342
490	Heritage Insurance Holdings, Inc.	5,248
591	Horace Mann Educators Corp.	21,625
7	Investors Title Co.	896
292	National General Holdings Corp.	4,833
40	National Western Life Group, Inc.	6,880
135	Protective Insurance Corp.	1,856
122	Security National Financial Corp. *	521
364	Tiptree, Inc.	1,900
4	White Mountains Insurance Group Ltd. *	3,640
		132,104
	INTERNET - 0.5%
205	ChannelAdvisor Corp. *	1,488
1,146	DHI Group, Inc. *	2,475
39	ePlus, Inc. *	2,442
92	Lands' End, Inc. *	491
138	PC-Tel, Inc.	918
400	Support.com, Inc.	436
328	TrueCar, Inc. *	794
		9,044
	INVESTMENT COMPANIES - 1.3%
401	BlackRock Capital Investment Corp.	882
216	Entasis Therapeutics Holdings, Inc. *	551
356	Fidus Investment Corp.	2,357
294	Gladstone Investment Corp.	2,308
13	Medallion Financial Corp. *	24
16	Mediaco Holding, Inc. *	63
1,702	Oaktree Specialty Lending Corp.	5,514
595	PennantPark Investment Corp.	1,541
158	Saratoga Investment Corp.	1,819
498	Solar Capital Ltd.	5,797
301	TCG BDC, Inc.	1,571
		22,427
	IRON/STEEL - 0.9%
232	Carpenter Technology Corp.	4,524
609	Commercial Metals Co.	9,616
86	Friedman Industries, Inc.	379
		14,519
	LEISURE TIME - 0.2%
118	Escalade, Inc.	702
416	Vista Outdoor, Inc. *	3,661
		4,363
	LODGING - 0.0% **
339	Full House Resorts, Inc. *	424

	MACHINERY - CONSTRUCTION & MINING - 0.3%
36	Hyster-Yale Materials Handling, Inc.	1,443
170	Manitowoc Co., Inc. (The) *	1,445
119	Terex Corp.	1,709
		4,597
	MACHINERY - DIVERSIFIED - 1.4%
639	Altra Industrial Motion Corp.	11,176
111	Columbus McKinnon Corp.	2,775
182	DXP Enterprises, Inc. *	2,231
117	Gencor Industries, Inc. *	1,229
186	Intevac, Inc. *	761
1,072	NN, Inc.	1,855
155	SPX FLOW, Inc. *	4,405
		24,432
	MEDIA - 2.8%
276	Beasley Broadcast Group, Inc.	511
254	Cumulus Media, Inc. *	1,377
130	Emmis Communications Corp. *	260
594	Entercom Communications Corp.	1,016
1,606	Entravision Communications Corp.	3,260
532	EW Scripps Co. (The)	4,011
476	Gray Television, Inc. *	5,112
2,063	Houghton Mifflin Harcourt Co. *	3,878
70	Saga Communications, Inc.	1,926
686	Scholastic Corp.	17,486
624	TEGNA, Inc.	6,777
241	Townsquare Media, Inc.	1,111
360	Urban One, Inc. *	342
		47,067
	METAL FABRICATE/HARDWARE - 1.7%
58	Ampco-Pittsburgh Corp. *	145
189	AZZ, Inc.	5,315
53	CIRCOR International, Inc. *	616
56	Eastern Co. (The)	1,092
102	LB Foster Co. *	1,261
158	Northwest Pipe Co. *	3,516
178	Olympic Steel, Inc.	1,842
122	Park-Ohio Holdings Corp.	2,311
322	Timken Co. (The)	10,413
164	Tredegar Corp.	2,563
		29,074
	MINING - 0.4%
1,054	Alcoa Corp. *	6,493

	MISCELLANEOUS MANUFACTURING - 0.8%
252	American Outdoor Brands Corp. *	2,092
89	Haynes International, Inc.	1,834
314	Hillenbrand, Inc.	6,000
111	Lydall, Inc. *	717
195	Trinity Industries, Inc.	3,134
		13,777
	OFFICE/BUSINESS EQUIPMENT - 0.1%
2	AstroNova, Inc.	16
724	Pitney Bowes, Inc.	1,477
		1,493
	OFFICE FURNISHINGS - 0.2%
4	Kewaunee Scientific Corp.	31
364	Knoll, Inc.	3,756
		3,787
	OIL & GAS - 0.9%
1,273	Berry Corp.	3,068
280	Bonanza Creek Energy, Inc. *	3,150
815	Earthstone Energy, Inc. *	1,434
1,034	PBF Energy, Inc.	7,321
102	Trecora Resources *	607
		15,580
	OIL & GAS SERVICES - 0.3%
61	Era Group, Inc. *	325
175	Natural Gas Services Group, Inc. *	780
781	USA Compression Partners LP	4,420
		5,525
	PACKAGING & CONTAINERS - 0.3%
130	Matthews International Corp.	3,145
121	TriMas Corp. *	2,795
		5,940
	PHARMACEUTICALS - 0.5%
394	Akebia Therapeutics, Inc. *	2,986
593	Akorn, Inc. *	333
83	Cumberland Pharmaceuticals, Inc. *	301
445	Lannett Co., Inc. *	3,093
111	Nature's Sunshine Products, Inc. *	902
136	Owens & Minor, Inc.	1,244
		8,859
	PIPELINES - 0.5%
1,261	NGL Energy Partners LP	3,279
978	Plains GP Holdings LP	5,487
		8,766
	PRIVATE EQUITY - 0.1%
203	Sutter Rock Capital Corp.	1,190

	REAL ESTATE - 0.6%
24	FRP Holdings, Inc. *	1,032
190	Landmark Infrastructure Partners LP	2,006
59	RE/MAX Holdings, Inc.	1,293
1,897	Realogy Holdings Corp.	5,710
20	Stratus Properties, Inc. *	354
		10,395
	RETAIL - 10.0%
787	American Eagle Outfitters, Inc.	6,257
31	America's Car-Mart, Inc. *	1,747
15	Ark Restaurants Corp.	159
378	AutoNation, Inc. *	10,607
125	Bassett Furniture Industries, Inc.	681
506	Beacon Roofing Supply, Inc. *	8,369
707	Big 5 Sporting Goods Corp.	756
37	Biglari Holdings, Inc. *	1,902
278	Caleres, Inc.	1,446
253	Cato Corp. (The)	2,700
88	Children's Place, Inc. (The)	1,721
669	Container Store Group, Inc. (The) *	1,579
800	Designer Brands, Inc.	3,984
772	Dick's Sporting Goods, Inc.	16,413
441	El Pollo Loco Holdings, Inc. *	3,726
174	Foot Locker, Inc.	3,837
295	Foundation Building Materials, Inc. *	3,036
435	GMS, Inc. *	6,843
309	Group 1 Automotive, Inc.	13,676
438	Guess?, Inc.	2,965
172	Hibbett Sports, Inc. *	1,881
363	J Alexander's Holdings, Inc. *	1,390
152	La-Z-Boy, Inc.	3,124
294	Movado Group, Inc.	3,475
9,121	Office Depot, Inc.	14,958
106	PC Connection, Inc.	4,368
421	Penske Automotive Group, Inc.	11,788
445	Potbelly Corp. *	1,375
266	Red Robin Gourmet Burgers, Inc. *	2,266
288	Rush Enterprises, Inc.	9,193
127	Shoe Carnival, Inc.	2,638
519	Sonic Automotive, Inc.	6,892
210	Tilly's, Inc.	867
710	Urban Outfitters, Inc. *	10,110
165	Zumiez, Inc. *	2,858
		169,587
	SAVINGS & LOANS - 1.9%
177	BankFinancial Corp.	1,559
335	Berkshire Hills Bancorp, Inc.	4,978
1	Citizens Community Bancorp, Inc.	6
99	First Financial Northwest, Inc.	994
102	HomeTrust Bancshares, Inc.	1,624
163	OceanFirst Financial Corp.	2,593
375	Pacific Premier Bancorp, Inc.	7,065
21	Pathfinder Bancorp, Inc.	225
450	Provident Financial Services, Inc.	5,787
650	Sterling Bancorp	6,792
		31,623
	SEMICONDUCTORS - 2.5%
1,694	Amkor Technology, Inc. *	13,196
176	Amtech Systems, Inc. *	766
214	Diodes, Inc. *	8,696
677	Photronics, Inc. *	6,946
322	Rambus, Inc. *	3,574
547	Veeco Instruments, Inc. *	5,235
331	Xperi Corp.	4,604
		43,017
	SOFTWARE - 2.3%
1,310	Allscripts Healthcare Solutions, Inc. *	9,222
876	Avaya Holdings Corp. *	7,087
110	Computer Programs & Systems, Inc.	2,447
102	Ebix, Inc.	1,548
285	InnerWorkings, Inc. *	333
32	ManTech International Corp.	2,325
281	Seachange International, Inc. *	1,045
1,644	TiVo Corp.	11,639
71	Verint Systems, Inc. *	3,053
7	Wayside Technology Group, Inc.	90
		38,789
	TELECOMMUNICATIONS - 3.4%
1,499	Alaska Communications Systems Group, Inc. *	2,608
82	Aviat Networks, Inc. *	697
940	CommScope Holding Co., Inc. *	8,563
196	Communications Systems, Inc.	874
596	EchoStar Corp. *	19,054
83	LogMeIn, Inc.	6,912
756	Maxar Technologies, Inc.	8,074
358	NETGEAR, Inc. *	8,177
48	Preformed Line Products Co.	2,392
109	Spok Holdings, Inc.	1,165
		58,516
	TEXTILES - 0.1%
195	Crown Crafts, Inc.	932
18	Culp, Inc.	132
		1,064
	TRANSPORTATION - 1.7%
176	ArcBest Corp.	3,083
129	Echo Global Logistics, Inc. *	2,203
126	Hub Group, Inc. *	5,729
418	Marten Transport Ltd.	8,577
29	Patriot Transportation Holding, Inc.	273
435	Schneider National, Inc.	8,413
		28,278
	TRUCKING & LEASING - 0.7%
19	GATX Corp.	1,189
190	General Finance Corp. *	1,186
474	Greenbrier Cos., Inc. (The)	8,409
49	Willis Lease Finance Corp. *	1,303
		12,087

	TOTAL COMMON STOCKS (Cost - $2,524,717)	1,677,106

	SHORT-TERM INVESTMENT - 5.8%
	MONEY MARKET FUND - 5.8%
97,112	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.21% (a)(Cost - $97,112)	97,112

	TOTAL INVESTMENTS - 104.8% (Cost - $2,621,829)	$ 1,774,218
	OTHER ASSETS LESS LIABILITIES - NET - (4.8)%	(80,493)
	TOTAL NET ASSETS - 100.0%	$ 1,693,725

*	Non-income producing security.
**	Represents less than 0.05%
	LP — Limited Partnership
(a)	Money market rate shown represents the rate at March 31, 2020.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for each Fund’s investments measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 83,257	$ -	$ -	$ 83,257
Short-Term Investment	24,016	-	-	24,016
Total	$ 107,273	$ -	$ -	$ 107,273

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,677,106	$ -	$ -	$ 1,677,106
Short-Term Investment	97,112	-	-	97,112
Total	$ 1,774,218	$ -	$ -	$ 1,774,218

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Acclivity Mid Cap Multi-Style Fund	$ 137,094	$ 373	$ (30,194)	$ (29,821)
Acclivity Small Cap Value Fund	2,621,576	22,806	(870,164)	(847,358)